Accounts Payable and Accrued Liabilities	3 Months Ended
Jun. 30, 2022
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities	8. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	June 30, 2022	March 31, 2022
	($)	($)
Accounts payable	1,228,501	175,850
Accrued liabilities	255,664	237,428
Total	1,484,165	413,278